INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amount
U.S. federal income tax provision (benefit) at statutory rate	$ (2,754)	$ (1,207)
State income tax expense	1	1
Foreign income and losses taxed at different rates	(68)	(51)
Change in valuation allowance	4,122	1,620
Paycheck protection program forgiveness	0	(165)
Non-deductible or non-taxable items	(1,302)	(194)
Foreign income taxes	2	0
Effect of income tax rate changes on deferred items	2	(2)
Income tax expense	$ 3	$ 2
Rate
U.S. federal income tax provision (benefit) at statutory rate	21.00%	21.00%
State income tax expense	5.00%	0.00%
Foreign income and losses taxed at different rates	1.00%	1.00%
Change in valuation allowance	(32.00%)	(28.00%)
Paycheck protection program forgiveness	0.00%	3.00%
Non-deductible or non-taxable items	5.00%	3.00%
Foreign income taxes	0.00%	0.00%
Effect of income tax rate changes on deferred items	0.00%	0.00%
Provision (benefit) for income taxes	0.00%	0.00%